Long-term debt (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 22, 2022	Dec. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term debt (Details) [Line Items]
Repaid amount			$ 32,743	$ 23,532
Description of venture loan		On December 17, 2021, the Corporation was issued a $15,000 Venture Loan at a variable annual rate of published in The Wall Street Journal prime rate plus 5.75%, with an interest rate floor at 3.25% on the prime rate (effective interest rate of 13.06%). Interest is compounded annually and payable monthly on the first day of the month commencing January 1st, 2022. The Venture Loan maturity date is set 42 months from the first day of the month next following the month in which the loan was issued. In addition, a final payment of $750 is required by the contract. Concurrently to the Venture Loan issuance, six warrants were issued to the lender at an initial fair value of $318. Combined, these warrants allows the holder to purchase 45,454 shares at an exercise price of $13.20.
Borrowed amount	$ 10,000
Warrants exercisable (in Shares)	11,364
Assets	$ 56,818		31,348	50,121
Venture loan	377
Debt amount			6,235	(20,614)
Warrants					$ 1,721
Commitment loan	149
Unpaid interest of venture loan description			The Corporation may, at its option, at any time, prepay all the outstanding Venture Loan by simultaneously paying to the lenders an amount equal to any accrued and unpaid interest, the outstanding principal balance and the final payments of the Venture Loan plus an amount equal to: a)3% in the 18 first months of the loan; b)2% in the months 19 to 30 of the loan; c)1% in the last 12 months of the loan (31 to 42).
Terms of repayments			5 years
Warrants [Member]
Long-term debt (Details) [Line Items]
Warrants	4
Venture Loan [Member]
Long-term debt (Details) [Line Items]
Debt amount	$ 224